New Accounting Pronouncements - Schedule of Unaudited Impact on Financial Services of Adoption of New Revenue Recognition Standard on Supplemental Statements of Cash Flows (Detail) - USD ($)
$ in Millions
	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		$ 644
Net cash used in investing activities		(645)
Net cash used in financing activities		(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	$ (224)	227	[1]
Decrease in cash and cash equivalents and restricted cash	(983)	(563)	[1]
Cash and cash equivalents and restricted cash, beginning of year	6,200	5,854	[1]
Cash and cash equivalents and restricted cash, end of period	5,217	5,291	[1]
Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		291
Net cash used in investing activities		118
Net cash used in financing activities		(432)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(52)	18
Decrease in cash and cash equivalents and restricted cash	(108)	(5)
Cash and cash equivalents and restricted cash, beginning of year	1,299	1,205
Cash and cash equivalents and restricted cash, end of period	$ 1,191	1,200
AS Previously Report [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		267
Net cash used in investing activities		(107)
Net cash used in financing activities		(789)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		213
Decrease in cash and cash equivalents and restricted cash		(416)
Cash and cash equivalents and restricted cash, beginning of year		5,017
Cash and cash equivalents and restricted cash, end of period		4,601
AS Previously Report [Member] | Financial Services [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		58
Net cash used in investing activities		518
Net cash used in financing activities		(432)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		4
Decrease in cash and cash equivalents and restricted cash		148
Cash and cash equivalents and restricted cash, beginning of year		368
Cash and cash equivalents and restricted cash, end of period		516
Adjustment Due to Adoption of New Accounting Pronouncements [Member] | Financial Services [Member] | Adjustment Due to Adoption of New Accounting Pronouncements [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net cash provided by operating activities		233
Net cash used in investing activities		(400)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		14
Decrease in cash and cash equivalents and restricted cash		(153)
Cash and cash equivalents and restricted cash, beginning of year		837
Cash and cash equivalents and restricted cash, end of period		$ 684

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).